Income tax expenses (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The following table sets forth current income tax expenses of the Company's PRC subsidiaries, which were included in the consolidated statements for the periods presented:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Current tax	164,400	5,981,945	11,813,969	1,859,589
Deferred tax (credit)	-	237,513	(1,383,567)	(217,782)

	164,400	6,219,458	10,430,402	1,641,807

Schedule Of Reconciliation Of Income Tax Expense Benefit [Table Text Block]

A reconciliation of income tax expense to the amount computed by applying the current tax rate to the loss before income taxes in the consolidated statements of operations were as follows:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Loss before income tax	(10,698,770)	(19,258,073)	(37,248,196)	(5,863,088)

Tax at the domestic income tax rate of 25%	(2,674,693)	(4,814,518)	(9,312,049)	(1,465,772)
Tax effect of income that are not taxable:
Allowance for research and development	(206,432)	(156)	(1,399)	(220)
Other non-taxable income	-	(6,115)	(1,128,524)	(177,636)
Tax effect of expenses that are not deductible:
Impairment loss of goodwill	-	-	14,348,467	2,258,534
Other non-deductible expenses	5,111	2,042,464	1,873,323	294,872
Effect of tax holidays and tax concessions:
Preferential tax treatment	(2,864,990)	-	-	-
2-plus-3 Income Tax Holiday	-	(1,756,754)	(1,290,674)	(203,160)
Change in valuation allowance	3,965,647	5,119,999	2,883,211	453,834
Effect of changes in enacted tax law and rates	-	(73,969)	-	-
Underprovision in prior years	-	-	1,374,610	216,372
Effect of loss of the Company and subsidiaries not subject to tax in other jurisdictions	1,966,423	5,051,879	2,117,135	333,250
Others	(26,666)	656,628	(433,698)	(68,267)

	164,400	6,219,458	10,430,402	1,641,807

Schedule Of Income Tax Reconciliation Of Tax Holidays And Tax Effect Per Share [Table Text Block]

The aggregate amount and per share effect of the tax holidays and tax concessions are as follows:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

The aggregate effect	2,864,990	1,756,754	1,290,674	203,160
Per share effect - basic	0.07	0.05	0.04	0.006
Per share effect - diluted	0.07	0.05	0.04	0.006

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Significant components of deferred tax assets and liabilities:

	Years ended June 30,
	2011	2012	2012
	RMB	RMB	US$

Tax loss carried forwards	24,721,823	21,015,447	3,307,956
Future deductible expenditure	8,243,306	8,243,306	1,297,545
Fair value change of property, plant and equipment	-	298,831	47,038
Allowance for doubtful debts	3,694,485	2,481,580	390,616
Total deferred tax assets	36,659,614	32,039,164	5,043,155
Less: valuation allowance	(36,659,614)	(31,740,333)	(4,996,117)

Total net deferred tax assets (non-current)	-	298,831	47,038

Deferred tax liabilities:
Property, plant and equipment and intangible assets (non-current)	4,589,541	7,585,920	1,194,069

Summary of Valuation Allowance [Table Text Block]
Movement of valuation allowances:

	As of June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

At the beginning of year	38,549,999	57,861,224	36,659,614	5,770,441
Current year addition	19,311,225	12,495,012	2,883,211	453,835
Tax loss expired	-	-	(7,802,492)	(1,228,159)
Disposal of ELP business	-	(33,696,622)	-	-

At the end of year	57,861,224	36,659,614	31,740,333	4,996,117